Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Inventories	Inventories are analyzed as follows:

	December 31, 2023		December 31, 2022
Merchandise for sale	Ps.	2,357,485	Ps.	1,931,605
	Ps.	2,357,485	Ps.	1,931,605